  SUPPLEMENT TO THE PROSPECTUSES

OF

  WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

For California Limited Term Tax-Free Fund, California Tax-Free Fund and Colorado Tax-Free Fund

I.  California Limited Term Tax-Free Fund

                Effective immediately, Terry J. Goode will act as Portfolio Manager along with Stephen J. Galiani and Adrian Van Poppel for the California Limited Term Tax-Free Fund.  Mr. Goode’s biographical description is included among the Portfolio Manager biographies listed for Wells Capital Management, as follows:

“Mr. Goode is jointly responsible for managing the California Limited Term Tax-Free Fund, which he has managed since 2011. He is a portfolio manager on the Tax-Exempt Fixed Income team at Wells Capital Management. Prior to his role as Portfolio Manager, Mr. Goode was the leader of the Tax-Exempt Research team at Wells Capital Management. Before Mr. Goode joined Wells Capital Management in 2002, he was a director at Standard & Poor’s Credit Market Services. He began his investment industry career in 1995 with Wells Fargo Bank. Education: Bachelor’s degree in economics, University of California, Los Angeles; Master’s degree in business administration with an emphasis in finance and investment strategy, Haas School of Business at the University of California, Berkeley.”

                Effective August 19, 2011, Stephen J. Galiani will retire as Portfolio Manager of the California Limited Term Tax-Free Fund. Adrian Van Poppel and Terry J. Goode will continue to manage the California Limited Term Tax-Free Fund after that time.

II. California Tax-Free Fund

                Effective immediately,Terry J. Goode and Robert Miller will act as Portfolio Managers along withStephen J. Galiani and Adrian Van Poppel for the California Tax-Free Fund.  Mr. Goode’s and Mr. Miller’s biographical descriptions are included among the Portfolio Manager biographies listed for Wells Capital Management, as follows:

“Mr. Goode is jointly responsible for managing the California Tax-Free Fund, which he has managed since 2011. He is a portfolio manager on the Tax-Exempt Fixed Income team at Wells Capital Management. Prior to his role as Portfolio Manager, Mr. Goode was the leader of the Tax-Exempt Research team at Wells Capital Management. BeforeMr. Goode joined Wells Capital Management in 2002, he was a director at Standard & Poor’s Credit Market Services. He began his investment industry career in 1995 with Wells Fargo Bank. Education: Bachelor’s degree in economics, University of California, Los Angeles; Master’s degree in business administration with an emphasis in finance and investment strategy, Haas School of Business at the University of California, Berkeley.”

“Mr. Miller is jointly responsible for managing the California Tax-Free Fund, which he has managed since 2011. Mr. Miller joined the Wells Capital Management Municipal Bond team in May 2008 where he manages both sub-advised mutual funds and separate accounts. Prior to joining Wells Capital Management, Mr. Miller worked for American Century Investments for 10 years where he had direct responsibility for the firm's flagship Tax-Free Bond Fund as well as the firm's Long-Term Bond Fund. He also managed California, Florida and Arizona municipal funds and served as a member of the analytical team while at American Century. Education: B.A., Business Administration with an emphasis in finance, San Jose State University; MBA, New York University Leonard N. Stern School of Business.

                Effective August 19, 2011, Stephen J. Galiani will retire as Portfolio Manager of the California Tax-Free Fund. Adrian Van Poppel, Terry J. Goode and Robert Miller will continue to manage the California Tax-Free Fund after that time.

III. Colorado Tax-Free Fund

                Effective immediately,Terry J. Goode will act as Portfolio Manager along withStephen J. Galiani and Adrian Van Poppel for the Colorado Tax-Free Fund.  Mr. Goode’s biographical description is included among the Portfolio Manager biographies listed for Wells Capital Management, as follows:

“Mr. Goode is jointly responsible for managing the Colorado Tax-Free Fund, which he has managed since 2011. He is a portfolio manager on the Tax-Exempt Fixed Income team at Wells Capital Management. Prior to his role as Portfolio Manager, Mr. Goode was the leader of the Tax-Exempt Research team at Wells Capital Management. BeforeMr. Goode joined Wells Capital Management in 2002, he was a director at Standard & Poor’s Credit Market Services. He began his investment industry career in 1995 with Wells Fargo Bank. Education: Bachelor’s degree in economics, University of California, Los Angeles; Master’s degree in business administration with an emphasis in finance and investment strategy, Haas School of Business at the University of California, Berkeley.”

                Effective August 19, 2011, Stephen J. Galiani will retire as Portfolio Manager of the Colorado Tax-Free Fund. Adrian Van Poppel and Terry J. Goode will continue to manage the Colorado Tax-Free Fund after that time.

July 6, 2011                                                                                                                                                          MIAM071/P1103SP

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

For California Limited Term Tax-Free Fund, California Tax-Free Fund and Colorado Tax-Free Fund

I.  California Limited Term Tax-Free Fund

                Effective immediately,Terry J. Goode will act as Portfolio Manager along withStephen J. Galiani and Adrian Van Poppel for the California Limited Term Tax-Free Fund.  The section “Portfolio Managers” beginning on page 62 of the Statement of Additional Information is amended to add the following information:

Management of Other Accounts.The following table(s) indicate the type of, number of, and total assets in accounts managed by the Portfolio Managers. The following table also indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.” Personal brokerage accounts of portfolio managers and their families are not reflected.

Wells Capital Management

Terry J. Goode[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Goode became portfolio manager of the California Limited Term Tax-Free Fund, the California Tax-Free Fund and the Colorado Tax-Free Fund (together, the “Tax-Free Funds”) on July 6, 2011. The information presented in this table is as of June 30, 2010, at which time he was not a manager of the Tax-Free Funds.

Beneficial Ownership in the Funds.The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;
$1 - $10,000;
$10,001 - $50,000;
$50,001 - $100,000;
$100,001 - $500,000;
$500,001 - $1,000,000; and
over$1,000,000.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
Terry J. Goode	California Limited Term Tax-Free Fund	$0

                Effective August 19, 2011, Stephen J. Galiani will retire as Portfolio Manager of the California Limited Term Tax-Free Fund. Adrian Van Poppel and Terry J. Goode will continue to manage the California Limited Term Tax-Free Fund after that time.

II. California Tax-Free Fund

                Effective immediately,Terry J. Goode and Robert Miller will act as Portfolio Managers along withStephen J. Galiani and Adrian Van Poppel for the California Tax-Free Fund.  The section “Portfolio Managers” beginning on page 62 of the Statement of Additional Information is amended to add the following information:

Management of Other Accounts.The following table(s) indicate the type of, number of, and total assets in accounts managed by the Portfolio Managers. The following table also indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.” Personal brokerage accounts of portfolio managers and their families are not reflected.

Wells Capital Management

Terry J. Goode[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Goode became portfolio manager of the California Limited Term Tax-Free Fund, the California Tax-Free Fund and the Colorado Tax-Free Fund on July 6, 2011. The information presented in this table is as of June 30, 2010, at which time he was not a manager of the Tax-Free Funds.

Beneficial Ownership in the Funds.The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;
$1 - $10,000;
$10,001 - $50,000;
$50,001 - $100,000;
$100,001 - $500,000;
$500,001 - $1,000,000; and
over$1,000,000.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
Terry J. Goode	California Tax-Free Fund	$0
Robert Miller	California Tax-Free Fund	$0

                Effective August 19, 2011, Stephen J. Galiani will retire as Portfolio Manager of the California Tax-Free Fund. Adrian Van Poppel, Terry J. Goode and Robert Miller will continue to manage the California Tax-Free Fund after that time.

III. Colorado Tax-Free Fund

                Effective immediately,Terry J. Goode will act as Portfolio Manager along withStephen J. Galiani and Adrian Van Poppel for the Colorado Tax-Free Fund.  The section “Portfolio Managers” beginning on page 62 of the Statement of Additional Information is amended to add the following information:

                Management of Other Accounts.The following table(s) indicate the type of, number of, and total assets in accounts managed by the Portfolio Managers. The following table also indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.” Personal brokerage accounts of portfolio managers and their families are not reflected.

Wells Capital Management

Terry J. Goode[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Goode became portfolio manager of the California Limited Term Tax-Free Fund, the California Tax-Free Fund and the Colorado Tax-Free Fund (together, the “Tax-Free Funds”) on July 6, 2011. The information presented in this table is as of June 30, 2010, at which time he was not a manager of the Tax-Free Funds.

Beneficial Ownership in the Funds.The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;
$1 - $10,000;
$10,001 - $50,000;
$50,001 - $100,000;
$100,001 - $500,000;
$500,001 - $1,000,000; and
over$1,000,000.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
Terry J. Goode	Colorado Tax-Free Fund	$0

                Effective August 19, 2011, Stephen J. Galiani will retire as Portfolio Manager of the Colorado Tax-Free Fund. Adrian Van Poppel and Terry J. Goode will continue to manage the Colorado Tax-Free Fund after that time.

July 6, 2011